Schedule H, Line 4a -- Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a -- Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Year ended December 31, 2025

Name of Plan Sponsor:	Ingredion Incorporated
Employer identification number:	22-3514823
Three-digit plan number:	004

Total that Constitute Nonexempt Prohibited Transactions
Check here if Late Participant Loan Repayments are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
X	$(1) 859,059	$—	$(2) 1,056,572	$—

(1) Contributions related to Plan year ended December 31, 2025
(2) Contributions related to Plan year ended December 31, 2024 corrected during 2025